FORM N-CSR

CERTIFIED SHAREHOLDERS REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act - file number:                               811-10419

Exact Name of registrant as specified in charter:                  NorthQuest Capital Fund, Inc.

Address of principal executive offices:                                 16 Rimwood Lane

                                                                                               Colts Neck, NJ  07722

Name and address of agent for service:                                Peter J. Lencki

                                                                                              16 Rimwood Lane

                                                                                              Colts Neck, NJ  07722

Registrant telephone number, including area code:              732-842-3465

Date of fiscal year:                                                                December 31st

Date of reporting period:                                                      December 31, 2018

ITEM  1.   Report to Shareholders.

NORTHQUEST CAPITAL FUND, INC.

ANNUAL REPORT

DECEMBER 31, 2018

NorthQuest Capital Fund, Inc.

16 Rimwood Lane

Colts Neck, NJ  07722

1-800-239-9136

Ticker: NQCFX

www.NorthQuestFund.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.northquestfund.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

NORTHQUEST CAPITAL FUND, INC.

SHAREHOLDER LETTER

DECEMBER 31, 2018 (UNAUDITED)

To the Shareholders of NorthQuest Capital Fund, Inc.:

The Fund’s total return for 2018 was -2.34%, which included a $0.91 per share distribution paid to all shareholders in the Fund on December 26, 2018. The table below compares the Fund’s performance with the S&P 500 Index Total Return with dividends reinvested.

The Fund and Other Indexes                                 2018 Performance Year-To-Date Gain (Loss)

NorthQuest Capital Fund                                                                     ( 2.34%)

S&P 500 Index Total Return with dividends reinvested                       ( 4.38%)

Common Stock Securities Sold in 2018

NorthQuest sold entire positions in Nike Inc. (NKE), and Starbucks Corp. (SBUX). The Fund also trimmed positions in Fiserv Inc. (FISV), Middleby Corp. (MIDD), and Stryker Corp. (SYK). The net profits from the sales of FISV, NKE, SBUX, and SYK and the net loss in the sale of MIDD resulted in long-term capital gains of $216,557.

Common Stock Securities Purchased in 2018

The Fund purchased additional shares of Acuity Brands Inc. (AYI), Edward’s Lifesciences Corp. (EW), Cognizant Technology Solutions Corp. (CTSH), and Microchip Technology Inc. (MCHP).  NorthQuest added three new common stocks to the portfolio. The new companies are A.O. Smith Corp. (AOS), IPG Photonics Corp. (IPGP), and Zebra Technologies Corp. (ZBRA).  See additional information about the companies in our portfolio on pages 2 and 3.

2018 Portfolio Performance

NorthQuest purchased $578,203 and sold $536,101 in common stock securities for an annual portfolio turnover rate of 13.30%. The turnover rate in 2018 was lower than last year’s rate of 21.78%. The turnover rate increases as the Fund buys and sells common stock securities. Our goal is to keep the turnover rate as low as possible.

The Fund’s investment portfolio was able to withstand the stock market turbulence and avoid a steep negative return in 2018 by remaining disciplined to basic investment principles. The Fund ignored the political and economic skepticism reported continuously by the media. News reports included the possibility of economic trade wars, the threat of the Federal Reserve raising interest rates many times in the future, and the consequences of no U.S. budget agreement. The Fund kept its focus on analyzing businesses. Yes, common stock prices were affected negatively as the stock markets swirled. The companies that we preferred dropped in price but were fine fundamentally and continued to conduct business. In some cases, we were able to purchase more shares of those companies that were previously in our portfolio at very attractive prices. In addition, we added new companies to our portfolio that had been overpriced. To sum things up, the Fund ignored the short-term noise and took the long-term view.  Looking ahead, we believe that the pro-growth policies that have been put in place by the administration will continue to energize and expand the U.S. economy.

Please do not hesitate to call or write me if you have any comments or questions.  Thank you again for your trust, confidence, and investments.

Sincerely,

Peter J. Lencki

January 7, 2019

President

NORTHQUEST CAPITAL FUND, INC.

2018 Business Information about the Fund's Investments

DECEMBER 31, 2018 (UNAUDITED)

These comments are not recommendations to buy or sell these common stocks.

Company	Stock Symbol

Apple Inc.	AAPL
Products & Services:

AAPL designs, manufactures and sells mobile communication, media devices, personal computers, software, and other related services and accessories. Products include the Iphone, Ipad, Mac and Apple Watch.

A.O. Smith Corp.	AOS
Products & Services:

AOS manufactures residential and commercial water heaters, water treatment products and other types of water systems with operations in the United States, Canada, Mexico, China, India, and many other countries.

Acuity Brands Inc.	AYI
Products & Services:

AYI provides lighting and control systems to commercial, residential, Institutional, industrial and infrastructure applications. AYI electronics are designed to cut energy costs in buildings as well as outdoor lighting.

Cognizant Technology Solutions Corp.	CTSH
Products & Services:	CTSH provides consulting, software and network solutions to help businesses centralize their computer systems to improve the sharing and analyzing of company data throughout the company.

Edward's Lifesciences Corp.	EW
Products & Services:	EW manufactures products and technologies to treat patients with heart disease and heart valve issues.

Fiserv Inc.	FISV
Products & Services:	FISV provides risk and compliance support, processing services and payment solutions to financial, healthcare, and insurance companies.

Home Depot Inc.	HD
Products & Services:	HD is a home improvement retailer that sells home, garden, and lawn products to homeowners and professional contractors.

Intercontinental Exchange Inc.	ICE
Products & Services:	ICE is an operator of regulated marketplaces for listing, trading, and clearing trades across many

NORTHQUEST CAPITAL FUND, INC.

2018 Business Information about the Fund's Investments

DECEMBER 31, 2018 (UNAUDITED)

asset classes such as bonds, equities, energy and agricultural commodities. Owns the New York Stock Exchange.

NORTHQUEST CAPITAL FUND, INC.

2018 Business Information about the Fund's Investments (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Company	Stock Symbol

IPG Photonics Corp.	IPGP
Products & Services:	IPGP produces several different types of powerful lasers that are used for specific industrial, medical, military, telecom and many other applications.

LKQ Corp.	LKQ
Products & Services:	LKQ distributes auto accessories, auto parts, auto glass, and collision auto body products to auto repair shops, collision repair shops, and consumers.

MasterCard Inc.	MA
Products & Services:	MA operates a payment processing network connecting consumers, financial institutions, governments, and merchants throughout the world.

Microchip Technology Inc.	MCHP
Products & Services:	MCHP produces microcontroller and analog semiconductors used in cars, medical instruments, home appliances, and many other applications.

Middleby Corp.	MIDD
Products & Services:	MIDD designs, manufactures, and services food preparation equipment used in restaurants, homeowner kitchens, and commercial baking facilities.

McCormick & Co., Inc.	MKC
Products & Services:	MKC manufactures, markets and distributes spices, seasoning mixes, condiments, and other flavorful products to the entire food industry.

Rollins Inc.	ROL
Products & Services:

ROL provides pest and termite control services to residential and commercial customers in North America and other countries. Other brands include: Orkin LLC, Western Pest Services, and Critter Control.

S&P Global Inc.	SPGI
Products & Services:	SPGI provides credit ratings, research, and data to capital and commodity markets worldwide.

Stryker Corp.	SYK
Products & Services:	SYK manufactures: surgical power instruments; and hospital beds; and foot, ankle, hip, and knee reconstruction products; and spinal implants.

NORTHQUEST CAPITAL FUND, INC.

2018 Business Information about the Fund's Investments (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

Company	Stock Symbol

Union Pacific Corp.	UNP
Products & Services:	UNP provides railroad transportation over 32,100 miles connecting 23 states in the western USA with routes into Canada and Mexico.

United Technologies Corp.	UTX
Products & Services:

UTX is a diversified company that provides high-technology products and services worldwide in the aerospace and building industries. Brands include:

Otis elevators, Carrier air-conditioners and Pratt & Whitney aircraft engines.

Westinghouse Air Brake Technologies Corp.	WAB
Products & Services:

WAB provides railroad technology products and equipment for freight rail and passenger transit in the U.S. and abroad. It also provides maintenance and services for locomotives and passenger transit vehicles.

Zebra Technologies Corp.	ZBRA
Products & Services:	ZBRA provides mobile devices such as computers and printers, software, supplies to support mobile devices, and services to connect businesses or institutions to their employees, data, and products.

NORTHQUEST CAPITAL FUND, INC.

TOP TEN HOLDINGS, as a Percentage of the Fund's Net Assets

DECEMBER 31, 2018 (UNAUDITED)

1.	Fiserv, Inc.	10.03%
2.	Stryker Corp.	8.23%
3.	McCormick & Co., Inc.	6.22%
4.	Union Pacific Corp.	5.99%
5.	Microchip Technology, Inc.	5.67%
6.	MasterCard, Inc. Class A	5.45%
7.	Rollins, Inc.	4.98%
8.	Apple, Inc.	4.97%
9.	S&P Global, Inc.	4.91%
10.	Zebra Technologies Corp.	4.60%
		61.05%

NORTHQUEST CAPITAL FUND, INC.

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2018 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Technology
20.66%
Cash Equivalent
0.77%
Consumer Cyclical
7.56%
Consumer Defensive
6.21%
Financial Services
14.71%
Healthcare
12.65%
Industrials
37.44%

Sectors are categorized using Morningstar® classifications.

NORTHQUEST CAPITAL FUND, INC.

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2018 (UNAUDITED)

 Cumulative Performance Comparison of $10,000 Investment Since December 31, 2008*

Average Annual Total Returns
For the Periods Ended December 31, 2018

	1 Year	3 Year	5 Year	10 Year	Value
NorthQuest Capital Fund	-2.34%	10.04%	6.12%	8.16%	$ 21,902
S&P 500 Index with dividends reinvested	-4.38%	9.26%	8.49%	13.12%	$ 34,303

* The line graph above assumes an initial $10,000 investment in the NorthQuest Capital Fund on 12/31/08 and the value of the account on 12/31/18, compared to the $10,000 investment into the S&P 500 Index with dividends reinvested for the same period. Past performance is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. The returns do not reflect taxes that a shareholder would pay on Fund distributions or on the sale of Fund shares.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

NORTHQUEST CAPITAL FUND, INC.

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2018

Shares		Value

COMMON STOCKS - 99.26%

Aircraft Engines & Engine Parts - 3.36%
1,200	United Technologies Corp.	$ 127,776

Electric Lighting & Wiring Equipment - 3.02%
1,000	Acuity Brands, Inc.	114,950

Electronic Computers - 4.97%
1,200	Apple, Inc.	189,288

General Industrial Machinery & Equipment - 4.60%
1,100	Zebra Technologies Corp. *	175,153

Household Appliances - 3.03%
2,700	A.O. Smith Corp.	115,290

Miscellaneous Food Preparation & Kindred Products - 6.22%
1,700	McCormick & Co., Inc.	236,708

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 4.42%
1,100	Edwards Lifesciences Corp. *	168,487

Railroad Equipment - 2.77%
1,500	Westinghouse Air Brake Technologies Corp.	105,375

Railroads, Line-Haul Operating - 5.99%
1,650	Union Pacific Corp.	228,079

Refrigeration & Service Industry Machinery - 2.70%
1,000	Middleby Corp. *	102,730

Retail-Lumber & Other Building Materials Dealers - 4.51%
1,000	Home Depot, Inc.	171,820

Security & Commodity Brokers, Dealers, Exchanges & Services - 4.35%
2,200	Intercontinental Exchange, Inc.	165,726

Semiconductors & Related Devices - 8.34%
900	IPG Photonics Corp. *	101,961
3,000	Microchip Technology, Inc.	215,760
		317,721

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2018

Shares		Value

Services-Business Services, NEC - 5.45%
1,100	MasterCard, Inc. Class A	$ 207,515

Services-Computer Processing & Data Preparations - 10.03%
5,200	Fiserv, Inc. *	382,148

Services-Computer Programming Services - 4.33%
2,600	Cognizant Technology Solutions Corp.	165,048

Services-Consumer Credit Reporting, Collection Agencies - 4.91%
1,100	S&P Global, Inc.	186,934

Services-To Dwellings & Other Buildings - 4.98%
5,250	Rollins, Inc.	189,525

Surgical & Medical Instruments - 8.23%
2,000	Stryker Corp.	313,500

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 3.05%
4,900	LKQ Corp. *	116,277

TOTAL COMMON STOCKS (Cost $2,617,097) - 99.26%		3,780,050

SHORT-TERM INVESTMENT - 0.77%
29,396	Huntington Conservative Deposit Account 2.20% **	29,396
TOTAL SHORT-TERM INVESTMENT (Cost $29,396) - 0.77%		29,396

TOTAL INVESTMENTS (Cost $2,646,493) - 100.03%		3,809,446

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.03)%		(1,133)

NET ASSETS - 100.00%		$ 3,808,313

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2018.

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

Assets:
Investments in Securities, at Value (Cost $2,646,493)	$ 3,809,446
Cash	500
Receivables:
Dividends and Interest	2,077
Prepaid Expenses	910
Total Assets	3,812,933
Liabilities:
Due to Advisor	3,329
Accrued Expenses	1,291
Total Liabilities	4,620

Net Assets	$ 3,808,313

Net Assets Consist of:
Common Stock, at $0.001 par value	$ 253
Paid In Capital	2,645,107
Distributable Earnings	1,162,953
Net Assets, for 252,703 Shares Outstanding	$ 3,808,313

Net Asset Value Per Share	$ 15.07

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2018

Investment Income:
Dividends	$ 41,749
Interest	1,267
Total Investment Income	43,016

Expenses:
Advisory fees	41,241
Transfer Agent fees	6,900
Audit fees	9,400
Custody	3,907
Insurance fees	340
Registration	2,623
Postage & printing	677
State & local taxes	1,000
Telephone	968
NASDAQ fees	600
Other expenses	384
Total Expenses	68,040

Net Investment Loss	(25,024)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	216,557
Net Change in Unrealized Depreciation on Investments	(287,399)
Realized and Unrealized Loss on Investments	(70,842)

Net Decrease in Net Assets Resulting from Operations	$ (95,866)

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	12/31/2018	12/31/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (25,024)	$ (19,330)
Net Realized Gain on Investments	216,557	267,764
Unrealized Appreciation (Depreciation) on Investments	(287,399)	471,594
Net Increase (Decrease) in Net Assets Resulting from Operations	(95,866)	720,028

Distributions to Shareholders from:
Realized Gains	(216,557)	(267,762)
Net Change in Net Assets from Distributions	(216,557)	(267,762)

Capital Share Transactions	278,369	229,823

Total Increase (Decrease) in Net Assets	(34,054)	682,089

Net Assets:
Beginning of Year	3,842,367	3,160,278

End of Year	$ 3,808,313	$ 3,842,367

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year.

	Years Ended
	12/31/2018	12/31/2017	12/31/2016	12/31/2015	12/31/2014

Net Asset Value, at Beginning of Year	$ 16.38	$ 14.34	$ 14.31	$ 15.81	$ 14.73

Income From Investment Operations:
Net Investment Loss *	(0.10)	(0.09)	(0.09)	(0.08)	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.30)	3.36	1.70	(0.93)	1.23
Total from Investment Operations	(0.40)	3.27	1.61	(1.01)	1.17

Distributions from Realized Capital Gains	(0.91)	(1.23)	(1.58)	(0.49)	(0.09)

Net Asset Value, at End of Year	$ 15.07	$ 16.38	$ 14.34	$ 14.31	$ 15.81

Total Return **	(2.34)%	22.73%	11.18%	(6.44)%	7.94%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,808	$ 3,842	$ 3,160	$ 2,919	$ 3,192
Ratio of Expenses to Average Net Assets
Before Reimbursement	1.65%	1.75%	1.90%	1.87%	1.81%
After Reimbursement	1.65%	1.75%	1.79%	1.79%	1.79%
Ratio of Net Investment Loss to Average Net Assets
Before Reimbursement	(0.61)%	(0.55)%	(0.69)%	(0.59)%	(0.42)%
After Reimbursement	(0.61)%	(0.55)%	(0.58)%	(0.51)%	(0.40)%
Portfolio Turnover	13.30%	21.78%	30.61%	18.46%	12.88%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the year.

** Assumes reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2018

1.  ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations: NorthQuest Capital Fund, Inc. (the “Fund”) was incorporated on January 3, 2001 in New Jersey and commenced investment operations January 15, 2002.  The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933.

The Fund's investment objective is to seek long-term capital appreciation and to secondarily earn dividend income.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 2.

Federal Income Taxes: The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2015-2017) or expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and New Jersey State, however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period ended December 31, 2018, the Fund did not incur any interest or penalties.

Distributions to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, annually.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Cash and Cash Equivalents:  The Fund maintains its cash in an account at a custodian bank, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and believes it is not exposed to any significant credit risk on its cash deposits.

Reclassifications: In accordance with GAAP, as of December 31, 2018, the Fund recorded a permanent book/tax difference of $25,024 from net investment loss to paid in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and realized gains/(losses) on a tax basis, which is considered to be more informative to shareholders.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

2.  SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Directors have adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2.

Short term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2018:

Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$ 3,780,050	$ -	$ -	$ 3,780,050
Short-Term Investment	29,396	-	-	29,396
	$ 3,809,446	$ -	$ -	$ 3,809,446

* Industry classifications for these categories are detailed in the Schedule of Investments.

The Fund did not hold any Level 3 assets during the year ended December 31, 2018. The Fund did not hold any derivative instruments at any time during the year ended December 31, 2018. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED TRANSACTIONS

The Fund has an investment advisory agreement with Emerald Research Corporation (“the Advisor”), whereby the Advisor receives a fee of 1% per year on the net assets of the Fund.  All fees are computed on the average daily closing net assets of the Fund and are payable monthly.  The investment advisory fee earned by the Advisor for the year ended December 31, 2018 was $41,241. The Advisor has contractually agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund for expenses if and to the extent that the Fund’s aggregate annual operating expenses exceed 1.79% of the Fund’s daily average net assets until August 10, 2019. The Fund owed the Advisor $3,329 at December 31, 2018 for advisory fees. There was no reimbursement for the year ended December 31, 2018.

Mr. Peter J. Lencki is President of the Advisor and is also President of the Fund.

4.  CAPITAL SHARE TRANSACTIONS

As of December 31, 2018, there were 500,000,000 shares of $0.001 par value capital stock authorized. Total capital stock and paid-in capital as of December 31, 2018 amounted to $2,645,360. Transactions in capital for the years ended December 31, 2018 and 2017 were as follows:

	December 31, 2018		December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	8,649	$ 149,798	8,733	$ 142,841
Shares reinvested	14,632	216,557	16,249	267,626
Shares redeemed	(5,088)	(87,986)	(10,929)	(180,644)
Net increase	18,193	$ 278,369	14,053	$ 229,823

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

5.  INVESTMENT TRANSACTIONS

For the year ended December 31, 2018, purchases and sales of investment securities other than short-term investments aggregated $578,203 and $536,101, respectively.

6.  TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in these financial statements in accordance with U.S. GAAP.

The tax character of distributions paid for the years ended December 31, 2018 and 2017 were as follows:

	2018	2017
Long-term capital gain	$216,557	$267,762

The Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year.  As of December 31, 2018, the Fund’s most recent fiscal year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation	$1,162,953
Total Distributable Earnings, Net	$1,162,953

As of December 31, 2018, the tax basis components of unrealized appreciation (depreciation) and cost of investments were as follows:

Gross tax appreciation of investments	$ 1,353,633
Gross tax depreciation of investments	$ (190,680)
Net tax appreciation of investments	$ 1,162,953

Federal tax cost of investments, including short-term investments	$ 2,646,493

7.  CONTROL AND OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2018, the Portfolio manager and immediate family members, in aggregate, owned approximately 37% of the shares of the Fund.

NORTHQUEST CAPITAL FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2018

8.  INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties.  The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  The Fund expects the risk of loss to be remote.

9.  NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and

Board of Directors of the

NorthQuest Capital Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the NorthQuest Capital Fund, Inc., (the "Fund") including the schedule of investments, as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the related notes (collectively referred to as the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the NorthQuest Capital Fund, Inc. as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of December 31, 2018, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2002

Abington, Pennsylvania

February 21, 2019

NORTHQUEST CAPITAL FUND, INC.

EXPENSE ILLUSTRATION

DECEMBER 31, 2018 (UNAUDITED)

Expense Example

As a shareholder of the NorthQuest Capital Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period, July 1, 2018 through December 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2018	December 31, 2018	July 1, 2018 to December 31, 2018

Actual	$1,000.00	$925.17	$7.81
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.09	$8.19

* Expenses are equal to the Fund's annualized expense ratio of 1.61%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NORTHQUEST CAPITAL FUND, INC.

ADDITIONAL INFORMATION

DECEMBER 31, 2018 (UNAUDITED)

BOARD DISCUSSION ON RENEWING FUND’S ADVISORY CONTRACT

The Board renewed the advisory contract with Emerald Research Corporation (the “ERC”) on August 9, 2018 (effective August 10, 2018 to August 10, 2019) for the following reasons:

Nature and Quality of Services

The Directors reviewed the nature, extent and quality of the services provided by ERC to the Fund. They considered the Investment Adviser’s responsibilities in the maintaining and updating its common stock securities research; and overseeing daily and monthly reports furnished by the Fund’s transfer agent; and to adhering to its Code of Ethics and compliance policies. Based on this review, the Directors concluded that they were satisfied with the nature, extent and quality of services provided by the Investment Adviser under the advisory contract.

Investment Performance

The Board reviewed the Fund’s performance. They noted that as of 07/31/2018 the Fund was up 7.39% while the S&P500 Total Return Index was up 6.47%.  The Directors examined Morningstar data such as investment category, assets under management, and performance to compare NorthQuest to other funds. The Board concluded that the Fund’s overall performance was satisfactory.

Fees

The Directors examined the advisory fee paid to the Investment Advisor according to the advisory agreement. They compared the advisory fee with advisory fees paid by other funds in different investment categories classified by Morningstar. Based on these findings the Board determined that the advisory fees paid under the advisory contract were reasonable when compared to fees charged by other Investment Advisers providing similar services to other Funds.

Profitability and Other Benefits to the Investment Adviser

The Board next reviewed ERC’s financials, which are also examined each quarter. The Board also discussed the required effort, time, and facility maintenance that ERC must direct to keep the Fund’s operations efficient. Based on this examination, the Directors concluded that ERC’s profitability would not prevent the Board from approving the Advisory Agreement.

Economies of Scale

The Board considered information regarding the economies of scale and Fund expenses. The Directors took into account the size of the Fund’s assets and services rendered by the Investment Advisor. Additionally, the Investment Advisor has contractually agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund for expenses if and to the extent that the Fund’s aggregate annual operating expenses exceed 1.79% of the Fund’s daily average net assets until August 10, 2019. The Directors decided that no adjustment to the existing advisory fee was necessary.

Conclusion

On the basis of this examination, the Fund’s Board of Directors, including a majority of independent Directors, approved the renewal of the advisory contract.

NORTHQUEST CAPITAL FUND, INC.

ADDITIONAL INFORMATION (CONTINUED)

DECEMBER 31, 2018 (UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Form N-Q is available on the SEC’s web site at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-239-9136, free of charge.

PROXY VOTING

The Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-800-239-9136.  The Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Fund’s proxy information is also available on the Securities and Exchange Commission website at http://www.sec.gov.

ADDITIONAL INFORMATION

The Fund's Statement of Additional Information ("SAI") includes additional information about the directors and is available, without charge, upon request.  You may call toll-free 1-800-239-9136 to request a copy of the SAI or to make shareholder inquiries.

NORTHQUEST CAPITAL FUND, INC.

DIRECTORS & OFFICERS

DECEMBER 31, 2018 (UNAUDITED)

The Fund’s Board of Directors has the ultimate responsibility of operating the Fund.  Information about the Fund’s Directors is provided below.  Additional board member information is included in the SAI, which is available free of charge by calling      1-800-239-9136.

INDEPENDENT DIRECTORS

Name and Age	Position	Term/Time on Bd.	Principal Occupation During Last 5 Years	Other Public Company Directorships
Charles G. Camarata Age 74	Director	1 year term; 7 years	Private Investor	None
William S. Foote, Jr. Age 74	Director	1 year term; 4 years	Private Investor	None
George Sikora Age 72	Director	1 year term; 3 years	Private Investor	None

INTERESTED DIRECTOR & OFFICER

Name and Age	Position	Term/Time on Bd.	Principal Occupation During Last 5 Years	Other Public Company Directorships
Peter J. Lencki Age 64	Chairman President/ Treasurer Chief Compliance Officer	1 year term; 17 years	Portfolio Manager NorthQuest Capital Fund	None
Mary E. Lencki * Age 61	Secretary	1 year term; 17 years	Nurse Brighton Gardens Assisted Living	None

* Directors of the Fund are considered "Interested persons", as define in the Investment Company Act of 1940, because these individuals are affiliated with the Investment Adviser. Mary and Peter Lencki have a "family relationship".

Directors of the Fund are considered “Interested Directors”, as defined in the Investment Company Act of 1940, because these individuals are affiliated with the Fund’s Investment Adviser.  Mr. Peter Lencki is president/owner of the Fund’s Investment Advisor.

No compensation was paid to either the independent or interested directors during the year ended December 31, 2018.

This Page Was Left Blank Intentionally

Board of Directors

Charles G. Camarata

William S. Foote, Jr.

Peter J. Lencki

George Sikora

Investment Adviser

Emerald Research Corporation

16 Rimwood Lane

Colts Neck, NJ 07722

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Custodian

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Independent Registered Public Accounting Firm

Sanville & Company

1514 Old York Road

Abington, PA 19001

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of NorthQuest Capital Fund, Inc.  Such offering is made only by prospectus, which includes details as to offering price and material information.

Item 2.  Code of Ethics.

(a)  Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s Principle Executive Officer, Principle Financial Officer, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

            (b)   Reserved

(c)  During the period covered by the report, no amendments were made to the provisions of the Code.

(d)  During the period covered by the report, the Registrant did not grant any waivers,  including implicit waivers, from the provisions of the Code of Ethics.

            (e)    Reserved

(f)   A copy of the Registrant’s Code of Ethics is filed as an exhibit. Copies of the Code of Ethics will also be made available free of charge upon request, by writing or calling the NorthQuest Capital Fund, 16 Rimwood Lane, Colts Neck, NJ 07722, 1-800-239-9136 or 732-842-3465.

Item 3.  Audit Committee Financial Expert.

The registrant has no audit committee expert. The registrant’s officers and board of directors oversee and review all registrant reports. The registrant’s Board of Directors believes that the aggregate financial expertise of all registrant officers and directors; and the audit of annual results by an independent accounting firm provide adequate supervision for the registrant’s level of financial complexity.

Item 4.  Principal Accountant Fees and Services

(a) (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s independent auditor were as follows:

                                                December 31, 2018                 December 31, 2017

Audit                                                $8,400                                      $8,400

Audit-Related Fees                          $0                                             $0

Tax Fees                                           $1,000                                      $1,000

Other Fees                                        $0                                             $0

Audit fees include amounts related to the annual audit of the registrant’s financial statements and services normally provided by the auditor in connection with statutory and

Regulatory filings. Tax fees include amounts related to tax compliance and advice.

(e) (1) The directors have not adopted pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(e) (2) None.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding year by the registrant’s independent auditor for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $1,000 and $1,000, respectively.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants. Not Applicable.

Item 6.  Schedule of Investments - Included in Item1, report to shareholders, of this form.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End

              Management Companies.

Not applicable.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchase of Equity Securities by Closed-End Management Investment Company

              and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)

The Principal executive and financial officer have concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.   Disclosure of Securities Lending Activities for Closed-End

                Management Companies.

Not applicable.

Item 13.  Exhibits.

(a)

(1) EX-99.Code Eth. filed herewith.

(a)

(2) EX99Q4.CER

A separate certification of the principal executive and principal financial officer as required by Rule 30a-2(a) und the Investment company Act of 1940 is filed herewith as an exhibit to and part of this Form N-CSR.

(b)

EY99Q4.CER

A separate certification of the principal executive and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act is filed herewith as an exhibit to and part of this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                       NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Principal Chief Financial Officer

Date: February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report to be signed below by the following person on behalf of the registrant and in capacities and on the date indicated.

(Registrant)                                                        NorthQuest Capital Fund, Inc.

By (Signature and Title)                                    /s/  Peter J. Lencki

                                                                                 Peter J. Lencki

                                                                                 President

                                                                                 Principal Chief Financial Officer

Date: February 25, 2019